Earnings (Loss) Per Share (Detail) - USD ($) $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	May 02, 2016	Dec. 29, 2013	Oct. 02, 2016	Sep. 27, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Special cash dividend	$ 176.0				$ 176.0	$ 0.0
Special cash dividend paid to preferred stockholders			$ 0.0	$ 0.0	$ 112.4	$ 0.0
Potential common shares included in the calculation of diluted earnings per share			1,445,141	329,746	0	173,695
Preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average potential common shares excluded because anti-dilutive				24,202,751	12,270,493	23,499,816
Employee stock options, RSUs and DSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average potential common shares excluded because anti-dilutive			11,988	793,345	3,137,951	632,479	2,836,919	1,007,591
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average potential common shares excluded because anti-dilutive		20,215,494					23,876,230	21,234,297
Special cash dividend	$ 112.4
Special cash dividend paid to preferred stockholders				$ 5.0		$ 11.6